Share-based compensation - Range of exercise prices in SARs and TSARs (Details)	12 Months Ended
	Dec. 31, 2025 shares $ / shares	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares
SARs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average remaining contractual life (years)	3 years 9 months 7 days
Number of units outstanding (in units) | shares	348,884	366,274	402,532
Weighted average exercise price of units outstanding (in usd per unit)	$ 42.64	$ 45.77	$ 46.65
Number of units exercisable (in units) | shares	204,999
Weighted average exercise price of units exercisable (in usd per unit)	$ 42.32
SARs | $29.27 to $38.79
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average remaining contractual life (years)	1 year 6 months 10 days
Number of units outstanding (in units) | shares	90,318
Weighted average exercise price of units outstanding (in usd per unit)	$ 32.73
Number of units exercisable (in units) | shares	90,318
Weighted average exercise price of units exercisable (in usd per unit)	$ 32.73
SARs | $29.27 to $38.79 | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of units outstanding (in usd per unit)	29.27
SARs | $29.27 to $38.79 | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of units outstanding (in usd per unit)	$ 38.79
SARs | $41.37 to $50.49
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average remaining contractual life (years)	5 years 14 days
Number of units outstanding (in units) | shares	232,306
Weighted average exercise price of units outstanding (in usd per unit)	$ 44.81
Number of units exercisable (in units) | shares	88,421
Weighted average exercise price of units exercisable (in usd per unit)	$ 47.59
SARs | $41.37 to $50.49 | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of units outstanding (in usd per unit)	41.37
SARs | $41.37 to $50.49 | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of units outstanding (in usd per unit)	$ 50.49
SARs | $57.60
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average remaining contractual life (years)	2 months 4 days
Number of units outstanding (in units) | shares	26,260
Weighted average exercise price of units outstanding (in usd per unit)	$ 57.60
Number of units exercisable (in units) | shares	26,260
Weighted average exercise price of units exercisable (in usd per unit)	$ 57.60
SARs | $57.60 | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of units outstanding (in usd per unit)	57.60
SARs | $57.60 | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of units outstanding (in usd per unit)
TSARs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average remaining contractual life (years)	3 years 21 days
Number of units outstanding (in units) | shares	1,803,418	1,820,098	2,007,470
Weighted average exercise price of units outstanding (in usd per unit)	$ 42.93	$ 45.21	$ 45.1
Number of units exercisable (in units) | shares	1,302,052
Weighted average exercise price of units exercisable (in usd per unit)	$ 43.15
TSARs | $29.27 to $38.79
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average remaining contractual life (years)	1 year 9 months 18 days
Number of units outstanding (in units) | shares	623,945
Weighted average exercise price of units outstanding (in usd per unit)	$ 33.35
Number of units exercisable (in units) | shares	598,765
Weighted average exercise price of units exercisable (in usd per unit)	$ 33.35
TSARs | $29.27 to $38.79 | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of units outstanding (in usd per unit)	29.27
TSARs | $29.27 to $38.79 | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of units outstanding (in usd per unit)	$ 38.79
TSARs | $41.37 to $50.49
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average remaining contractual life (years)	4 years 8 months 26 days
Number of units outstanding (in units) | shares	916,963
Weighted average exercise price of units outstanding (in usd per unit)	$ 45.25
Number of units exercisable (in units) | shares	440,777
Weighted average exercise price of units exercisable (in usd per unit)	$ 47.86
TSARs | $41.37 to $50.49 | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of units outstanding (in usd per unit)	41.37
TSARs | $41.37 to $50.49 | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of units outstanding (in usd per unit)	$ 50.49
TSARs | $57.60
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average remaining contractual life (years)	2 months 4 days
Number of units outstanding (in units) | shares	262,510
Weighted average exercise price of units outstanding (in usd per unit)	$ 57.60
Number of units exercisable (in units) | shares	262,510
Weighted average exercise price of units exercisable (in usd per unit)	$ 57.60
TSARs | $57.60 | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of units outstanding (in usd per unit)	57.60
TSARs | $57.60 | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of units outstanding (in usd per unit)